Promissory note	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Promissory note [Text Block]
12.	Promissory note

In September 2007, China Cablecom Ltd. issued an aggregate of $19.99 million in promissory notes and 766,680 shares of Class A preferred stock to 10 investors in exchange for proceeds of approximately $20 million (the “Bridge Financing”). Each share of Class A preferred stock was converted into one share of the Company’s ordinary shares in April 2008.  The proceeds from the Bridge Financing were used to fund the acquisition price of Binzhou Broadcasting (Note 4) and for working capital purposes. The promissory notes bear interest at a stated interest rate of 10% and are collateralized by a pledge of approximately 650,000 ordinary shares of the Company, held by the Company’s Chairman. The Company allocated the proceeds based on the relative fair value of the promissory notes and the Class A preferred stock, the resulting discount on the promissory notes is being amortized using the effective interest method to interest expense over the term of the promissory notes. For the year ended December 31, 2008 approximately $2,383,000 was amortized and charged to interest expense. In addition, the interest expense on these promissory notes approximated $1,359,000 for the year ended December 31, 2008, resulting in total interest expense of approximately $3,742,000. Upon the merger between China Cablecom Ltd. and Jaguar, 50% of the promissory notes plus accrued interest was repaid in April 2008. The remaining balance of the promissory notes plus accrued interest was due in April 2009.

Due to the default in payment of both principal and interest of promissory notes in April 2009, the Company negotiated with the promissory note holders and completed the debt restructure in October 2009. In connection with the debt restructure, the Company entered into a waiver agreement with the consent from all the promissory note holders on October 9, 2009. The Company issued $5.5 million in Unsecured Notes due October 8, 2015 bearing a fixed interest rate of 5% per annum along with 15,397,204 shares of Series A Convertible Preferred Shares to the note holders in settlement of approximately $11 million in current debt and accrued interest obligations. Each Series A Convertible Preferred Share may be converted, at the option of the shareholder, into one ordinary share.

The debt restructure reduced the overall principal amount of its long-term debt obligations and eliminated cash interest obligations on the new debt securities issued. Under the debt restructure, the difference between carrying amount of the notes payable and the fair value of the equity instruments issued together with the new Notes issued are accounted for as debt extinguishments resulting in a loss of $5,658,140, which was recognized in the Statement of Operations for the year ended December 31, 2009.

The debt restructure strengthens the Company's balance sheet by reducing the overall principal amount of its long-term debt obligations and eliminating cash interest obligations on the new debt securities issued.

On April 1, 2011, China Cablecom Ltd. issued $27,500 promissory notes bearing interest rate of 8% per annum to promissory note holder. The note was repayable on demand. In the event of default, interest on amounts past due shall be paid at an interest rate of 12% per annum. For the year ended December 31, 2011, $1,681 was charged to interest expense.

On July 15, 2011, China Cablecom Ltd. issued $389,651 promissory notes due on November 15, 2011 bearing interest rate of 8% per annum to promissory note holder. For the year ended December 31, 2011, $16,876 was charged to interest expense. However, the Company was default in payment of the promissory note together with the interest on due date. In the event of default, interest on amounts past due shall be paid at an interest rate of 12% per annum. The occurrence of the default shall, at the option of the note holders, make all sum of principal and accrued interest immediately due and payable upon demand.

The Company had fully repaid the promissory notes together with accrued interest in September 2013.